Fair Value Measurement - Additional Information (Detail) - Fair Value, Inputs, Level 3 [Member]	May 31, 2025
Measurement Input, Discount Rate [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	21
Minimum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	33
Minimum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	15
Maximum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	93.7
Maximum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	25